General (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Sep. 16, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 22, 2013
State country code		NV
Date of incorporation		Mar. 22, 2013
Common stock, shares issued		36,756,983	26,884,921
Net loss		$ (4,667)	$ (1,829)	$ (524)
Net cash used in operating activities		$ (4,187)	$ (1,799)	$ (454)
Medigus Ltd [Member]
Common stock, shares issued					1,000,000	1,000,000
Common stock, par value
ScoutCam Ltd., [Member] | Securities Exchange Agreement [Member]
Equity ownership percentage	100.00%
Exchange agreement description	On September 16, 2019, Intellisense entered into a Securities Exchange Agreement (the "Exchange Agreement"), with Medigus, pursuant to which Medigus assigned, transferred and delivered 100% of its holdings in the Subsidiary to Intellisense, in exchange for consideration consisting of shares of Intellisense's common stock representing 60% of the issued and outstanding share capital of Intellisense immediately upon the closing of the Exchange Agreement (the "Closing"). In addition, the Exchange Agreement provides that if ScoutCam achieves an aggregated amount of USD 33 million in sales within the first three years immediately after the Closing, the Company will issue to Medigus 2,688,492 additional shares of Company's common stock.